Shareholder Report, Average Annual Return (Details) 190837_Brown Advisory Emerging Markets Select Fund_Advisor Shares_TSR Annual {Advisor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Shares
Average Annual Return, Percent	39.91%	8.20%	8.52%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	43.51%	7.20%	10.07%